INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2020
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
Schedule of segment's profits and losses

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Search and Portal:
Revenues	100,956	121,547	124,321	1,682.9
Depreciation and amortization	(10,037)	(12,020)	(12,922)	(175.0)
Adjusted operating income	38,575	45,876	47,332	640.6
Taxi:
Revenues	20,692	45,587	67,955	919.9
Depreciation and amortization	(798)	(1,432)	(1,707)	(23.1)
Adjusted operating (loss)/income	(4,850)	(562)	2,394	32.4
Yandex.Market:
Revenues	1,697	—	13,867	187.7
Depreciation and amortization	(11)	—	(1,213)	(16.4)
Adjusted operating loss	(273)	—	(4,426)	(59.9)
Classifieds:
Revenues	3,717	5,390	5,778	78.2
Depreciation and amortization	(67)	(27)	(7)	(0.1)
Adjusted operating (loss)/income	(205)	297	1,063	14.4
Media Services:
Revenues	1,909	3,867	7,807	105.7
Depreciation and amortization	(71)	(94)	(144)	(1.9)
Adjusted operating loss	(845)	(2,259)	(3,845)	(52.0)
Other Bets and Experiments:
Revenues	4,221	7,877	11,851	160.4
Depreciation and amortization	(1,005)	(1,007)	(1,318)	(17.8)
Adjusted operating loss	(3,957)	(5,937)	(8,488)	(114.9)
Eliminations:
Intersegment revenues	(5,535)	(8,877)	(13,235)	(179.2)
Depreciation and amortization	(148)	(197)	(376)	(5.1)
Adjusted operating loss	—	—	(31)	(0.4)
Total:
Revenues from external customers	127,657	175,391	218,344	2,955.6
Depreciation and amortization	(12,137)	(14,777)	(17,687)	(239.4)
Adjusted operating income	28,445	37,415	33,999	460.2

Schedule of reconciliation between adjusted operating income and net income

	2018	2019	2020	2020
	RUB	RUB	RUB	$

Adjusted operating income	28,445	37,415	33,999	460.2
Less: share-based compensation expense	(6,552)	(9,855)	(15,728)	(212.9)
Add: interest income	3,382	3,315	3,869	52.4
Less: interest expense	(945)	(74)	(2,373)	(32.1)
Add: other income/(loss), net	936	(5,086)	229	3.0
Add: effect of deconsolidation/consolidation of Yandex.Market	28,244	—	19,230	260.3
Less: amortization of acquisition-related intangible assets	(1,007)	(1,179)	(1,924)	(26.1)
Less: compensation expense related to contingent consideration	(44)	(38)	—	—
Less: one-off restructuring cost	—	(881)	(98)	(1.2)
Less: goodwill impairment	—	(762)	—	—
Less: income tax expense	(8,201)	(11,656)	(13,055)	(176.7)
Net income	44,258	11,199	24,149	326.9

Schedule of components of revenues

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Online advertising revenues(1):
Yandex websites	78,696	96,466	105,163	1,423.5
Yandex Advertising Network websites	24,041	25,272	21,287	288.2
Total online advertising revenues	102,737	121,738	126,450	1,711.7
Revenues related to Taxi segment, excluding sales of goods	20,564	44,636	57,516	778.5
Revenues related to sales of goods	417	2,145	20,145	272.7
Other revenues	3,939	6,872	14,233	192.7
Total revenues	127,657	175,391	218,344	2,955.6
(1)	The Company records revenue net of VAT, advertising bonuses and discounts. Because it is impractical to track bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex Advertising Network members separately, the Company has allocated bonuses and discounts between its Yandex websites and the Yandex Advertising Network websites proportionately to their respective gross revenue contributions.

Schedule of revenues by geographic area

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Revenues:
Russia	118,128	162,958	204,205	2,764.2
Rest of the world	9,529	12,433	14,139	191.4
Total revenues	127,657	175,391	218,344	2,955.6

Schedule of long lived assets by geographic area

	2018	2019	2020	2020
	RUB	RUB	RUB	$
Long-lived assets:
Russia	117,602	131,267	208,514	2,822.5
Finland	5,946	5,668	8,307	112.4
Rest of the world	1,070	1,135	1,692	23.0
Total long-lived assets	124,618	138,070	218,513	2,957.9